NOTE 5. - CONVERTIBLE NOTES (Scenario, Actual [Member])	9 Months Ended
Apr. 30, 2013
Scenario, Actual [Member]
NOTE 5. - CONVERTIBLE NOTES [Line Items]
Debt Disclosure [Text Block]

NOTE 5. – CONVERTIBLE NOTES

On April 19, 2013, the Company borrowed $53,000 from Asher Enterprises, Inc. under a Convertible Promissory Note. The note is unsecured, bears interest at 8% per annum and matures on January 22, 2014. The note is convertible into common stock of the Company and the conversion price shall equal the variable conversion price of 47% multiplied by the average of the lowest three (3) trading prices for the common stock during the thirty (30) trading day period ending on the latest complete trading day prior to the conversion date.

The Company analyzed the Convertible Promissory Note for derivative accounting consideration under FASB ASC 470 and determined that the embedded conversion feature, with a grant date fair value of $7,102 (See Note 6), qualified for accounting treatment as a financial derivative (See Note 6). The Company recognized a discount of $7,102 on this note as result of the embedded conversion feature being a financial derivative. The discount will be amortized by the Company through interest expense over the life of the note.

A summary of value changes to the Convertible Promissory Note for the period ended April 30, 2013 is as follows:

Principal amount	$53,000
Less: discount related to fair value of the embedded conversion feature	(7,102)
Add: amortization of discount	379
Carrying value at April 30, 2013	$46,277

During the nine months ended April 30, 2013, the Company recorded $379 amortization of the debt discount.